Offsets	May 05, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Constellation Brands, Inc.
Form or Filing Type	S-3
File Number	333-268289
Initial Filing Date	Nov. 10, 2022
Fee Offset Claimed	$ 69,010.65
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, par value $0.01 per share
Unsold Securities Associated with Fee Offset Claimed | shares	21,274,829
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 2,752,324,627.73
Termination / Withdrawal Statement	The Registrant previously filed a prospectus supplement, dated November 10, 2022, to a prospectus, dated November 10, 2022, constituting part of its Registration Statement on Form S-3 (File No. 333-268289) relating to the offer and sale of 29,870,072 shares of Common Stock (the "Prior Registration Statement"), of which 21,274,829 shares (the "Unsold Shares") remained unsold. In connection with the Prior Registration Statement, the Registrant paid a filing fee of $796,718.70, calculated in accordance with Rule 457(r) under the Securities Act. The Registrant withdrew the Prior Registration Statement and terminated the offering that included the Unsold Shares, leaving $567,459.43 in previously paid fees available for future offset. The Registrant previously filed a prospectus supplement, dated November 7, 2025, to a prospectus, dated November 7, 2025, constituting part of its Registration Statement on Form S-3 (File No. 333-291350) relating to the offer and sale of 21,274,829 shares of Common Stock and, in accordance with Rule 457(p) under the Securities Act, used $380,096.03 of the unused filing fees leaving a remaining balance of $187,363.40 of unused fees. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $69,010.65 of the unused filing fees to offset the filing fee payable in connection with this filing. Accordingly, no additional registration fees are due to be paid at this time.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Constellation Brands, Inc.
Form or Filing Type	S-3
File Number	333-268289
Filing Date	Nov. 10, 2022
Fee Paid with Fee Offset Source	$ 796,718.70
Offset Note	The Registrant previously filed a prospectus supplement, dated November 10, 2022, to a prospectus, dated November 10, 2022, constituting part of its Registration Statement on Form S-3 (File No. 333-268289) relating to the offer and sale of 29,870,072 shares of Common Stock (the "Prior Registration Statement"), of which 21,274,829 shares (the "Unsold Shares") remained unsold. In connection with the Prior Registration Statement, the Registrant paid a filing fee of $796,718.70, calculated in accordance with Rule 457(r) under the Securities Act. The Registrant withdrew the Prior Registration Statement and terminated the offering that included the Unsold Shares, leaving $567,459.43 in previously paid fees available for future offset. The Registrant previously filed a prospectus supplement, dated November 7, 2025, to a prospectus, dated November 7, 2025, constituting part of its Registration Statement on Form S-3 (File No. 333-291350) relating to the offer and sale of 21,274,829 shares of Common Stock and, in accordance with Rule 457(p) under the Securities Act, used $380,096.03 of the unused filing fees leaving a remaining balance of $187,363.40 of unused fees. In accordance with Rule 457(p) under the Securities Act, the Registrant is using $69,010.65 of the unused filing fees to offset the filing fee payable in connection with this filing. Accordingly, no additional registration fees are due to be paid at this time.